Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting Liability [Line Items]
Total contract liabilities and unearned revenues	₱ 14,329	₱ 16,067	₱ 18,895
Contract liabilities:
Noncurrent	194	256
Current	312	17
Noncurrent	4,690	5,369
Current	9,133	10,425
Unearned revenues from prepaid contracts [member]
Offsetting Liability [Line Items]
Unearned revenues from prepaid contracts	5,556	6,543
Leased facilities [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	4,444	4,630
Advance monthly service fees [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	2,198	2,098
Short-term advances for installatin services [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	2,098	2,773
Long-term advances from equipment [member]
Offsetting Liability [Line Items]
Contract liabilities and unearned revenues	₱ 33	₱ 23